Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Reinsurance contract liabilities	£ 33,000	£ 33,000
Total accruals, deferred income and other liabilities	60,444,000	67,020,000	[1]	£ 43,515,000
Deposits from customers
Disclosure of detailed information about financial instruments [line items]
Cash collateral and margin payables	43,305,000	55,467,000
Settlement accounts	9,789,000	4,915,000
Accruals and deferred income	2,603,000	1,909,000
Amount due to investors in funds consolidated by the group	1,158,000	991,000
Lease liabilities	227,000	269,000
Employee benefit liabilities (Note 5)	117,000	121,000
Share-based payment liability to HSBC Holdings	107,000	98,000
Endorsements and acceptances	236,000	231,000
Other liabilities	2,869,000	2,986,000
Total accruals, deferred income and other liabilities	60,444,000	67,020,000
Financial liabilities at amortised cost	£ 59,806,000	£ 66,390,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.